Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Research and development expenses	$ 1,178	$ 776
General and administrative expenses	2,139	853
Operating loss	3,317	1,629
Total financial expense, net	41	(5)
Net loss and comprehensive loss	$ 3,358	$ 1,624
Basic and diluted net loss per share (in Dollars per share)	$ 0.23	$ 0.14
Weighted average number of common shares used in computing basic and diluted net loss per share (in Shares)	14,341,518	11,171,704